                      DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO II




                                ANNUAL REPORT




                         Year Ended November 30, 1996

                      DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO II
                                ANNUAL REPORT

                              TABLE OF CONTENTS

                                                                         Page
                                                                        -------
Dimensional Investment Group Inc.
     Performance Chart  .............................................        1
     Statement of Assets and Liabilities  ...........................        2
     Statement of Operations  .......................................        3
     Statements of Changes in Net Assets  ...........................        4
     Financial Highlights  ..........................................        5
     Notes to Financial Statements  .................................      6-7
     Report of Independent Accountants  .............................        8
The DFA Investment Trust Company -- The DFA International Value
   Series
     Performance Chart  .............................................        9
     Statements of Net Assets  ......................................    10-17
     Statement of Operations  .......................................       18
     Statements of Changes in Net Assets  ...........................       19
     Financial Highlights  ..........................................       20
     Notes to Financial Statements  .................................    21-23
     Report of Independent Accountants  .............................       24

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------

DFA International Value Portfolio II vs.
EAFE Index
September 1994-November 1996

The following reflects the growth of a $10,000 investment.

                       DFA International
                       Value Portfolio II             EAFE Index
                       ------------------             ----------

8/31/94                     10000                       10000
9/30/94                     9650                        9690
10/31/94                    10049.51                    10019.46
11/30/94                    9516.88597                  9538.52592
12/31/94                    9572.083909                 9595.757076
1/31/95                     9190.157761                 9231.118307
2/28/95                     9169.939414                 9203.424952
3/31/95                     9702.712894                 9783.240724
4/30/95                     10004.46726                 10155.00387
5/31/95                     9944.440461                 10033.14382
6/30/95                     9834.057172                 9862.58038
7/31/95                     10386.73118                 10483.92294
8/31/95                     10025.27294                 10085.53387
9/30/95                     10085.42458                 10287.24455
10/31/95                    9884.724628                 10009.48895
11/30/95                    10149.63525                 10289.75464
12/31/95                    10638.84767                 10711.63458
1/31/96                     10740.9806                  10754.48112
2/29/96                     10802.20419                 10797.49904
3/31/96                     10955.59549                 11024.24652
4/30/96                     11374.09924                 11343.94967
5/31/96                     11261.49566                 11139.75857
6/30/96                     11291.9017                  11206.59713
7/31/96                     10985.89116                 10881.60581
8/31/96                     11036.42626                 10903.36902
9/30/96                     11220.73458                 11197.75998
10/31/96                    11108.52723                 11085.78238
11/30/96                    11598.41328                 11529.21368



Annualized                        One               From
Total Return(%)                   Year         September 1994
----------------------------------------------------------------------------
                                 14.27            6.81



* This portfolio invests in the DFA International Value Series of the DFA Investment Trust Company which in turn invests in companies with market capitalization greater than $500 million and book-to-market ratios in the upper 30% of large publicly traded international companies. Country weightings reflect the EAFE Index market capitalization weight, with Japan limited to 38%.


* This portfolio's returns in fiscal 1996 reflected the performance of large, high book-to-market international companies.


Past performance is not predictive of future performance.


EAFE Index courtesy of Morgan Stanley Capital International.

                      DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO II

                     STATEMENT OF ASSETS AND LIABILITIES

                              NOVEMBER 30, 1996

                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust
  Company (2,548,434 Shares, Cost $27,563) at Value ................................   $   30,036
Receivable from Advisor  ...........................................................            3
Receivable for Investment Securities Sold  .........................................          164
Prepaid Expenses and Other Assets  .................................................           24
                                                                                       -----------
          Total Assets  ............................................................       30,227
                                                                                       -----------
LIABILITIES:
Payable for Fund Shares Redeemed  ..................................................          164
Accrued Expenses  ..................................................................           45
                                                                                       -----------
          Total Liabilities  .......................................................          209
                                                                                       -----------
Net Assets  ........................................................................   $   30,018
                                                                                       ===========
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)  .......................    2,642,716
                                                                                       ===========
Net Asset Value, Offering and Redemption Price Per Share  ..........................   $    11.36
                                                                                       ===========
NET ASSETS CONSIST OF:
Paid-In Capital  ...................................................................   $   27,247
Undistributed Net Investment Income  ...............................................          357
Undistributed Net Realized Loss  ...................................................          (59)
Unrealized Appreciation of Investment Securities  ..................................        2,473
                                                                                       -----------
          Total Net Assets  ........................................................   $   30,018
                                                                                       ===========


                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO II

                           STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1996

                            (AMOUNTS IN THOUSANDS)

Investment Income
   Income Distributions Received ........................................    $  478
                                                                            --------
Expenses
   Administrative Services ..............................................        24
   Accounting & Transfer Agent Fees .....................................        17
   Shareholder Services .................................................        39
   Legal Fees ...........................................................         9
   Audit Fees ...........................................................         1
   Filing Fees ..........................................................        18
   Shareholders' Reports ................................................         8
   Directors' Fees and Expenses .........................................         5
   Organization Costs ...................................................         9
   Other ................................................................         1
                                                                              ------
     Total Expenses  ....................................................       131
   Less: Fees Waived and Expenses Reimbursed ............................       (21)
                                                                            --------
   Net Expenses  ........................................................       110
                                                                            --------
   Net Investment Income  ...............................................       368
                                                                            --------
Net Realized and Unrealized Gain (Loss) on Investments
   Capital Gain Distributions Received ..................................       116
   Net Realized Loss on Investment Securities ...........................       (46)
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  ........................................................     2,260
                                                                            --------
   Net Gain on Investment Securities  ...................................     2,330
                                                                            --------
Net Increase in Net Assets Resulting from Operations  ...................    $2,698
                                                                            ========


                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO II

                     STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                               Year         Year
                                                                              Ended        Ended
                                                                             Nov. 30,     Nov. 30,
                                                                               1996         1995
                                                                            ----------   ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ................................................    $   368      $   180
   Capital Gain Distributions Received ..................................        116           28
   Net Realized Loss on Investment Securities ...........................        (46)        (112)
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  ........................................................      2,260          559
                                                                            ----------   ----------
     Net Increase in Net Assets Resulting from Operations  ..............      2,698          655
                                                                            ----------   ----------
Distributions From:
   Net Investment Income ................................................        (12)        (180)
   Net Realized Gains ...................................................         (3)         (28)
                                                                            ----------   ----------
     Total Distributions  ...............................................        (15)        (208)
                                                                            ----------   ----------
Capital Share Transactions (1):
   Shares Issued ........................................................     19,398        9,282
   Shares Issued in Lieu of Cash Distributions ..........................         15          208
   Shares Redeemed ......................................................     (6,401)      (3,257)
                                                                            ----------   ----------
     Net Increase From Capital Share Transactions  ......................     13,012        6,233
                                                                            ----------   ----------
     Total Increase  ....................................................     15,695        6,680
Net Assets
   Beginning of Period ..................................................     14,323        7,643
                                                                            ----------   ----------
   End of Period ........................................................    $30,018      $14,323
                                                                            ==========   ==========
(1) Shares Issued and Redeemed:
   Shares Issued ........................................................      1,792          942
   Shares Issued in Lieu of Cash Distributions ..........................          2           21
   Shares Redeemed ......................................................       (590)        (331)
                                                                            ----------   ----------
                                                                               1,204          632
                                                                            ==========   ==========


                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO II

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                Year         Year         Aug. 3
                                                               Ended        Ended           to
                                                              Nov. 30,     Nov. 30,      Nov. 30,
                                                                1996         1995          1994
                                                             ----------   ----------    -----------
Net Asset Value, Beginning of Period  ....................    $  9.95      $  9.48        $10.00
                                                             ----------   ----------    -----------
Income from Investment Operations

   Net Investment Income .................................       0.14         0.13          0.06
   Net Gains (Losses) on Securities (Realized and
     Unrealized)  ........................................       1.28         0.49         (0.52)
                                                             ----------   ----------    -----------
     Total from Investment Operations  ...................       1.42         0.62         (0.46)
                                                             ----------   ----------    -----------
Less Distributions

   Net Investment Income .................................      (0.01)       (0.13)        (0.06)
   Net Realized Gains ....................................         --        (0.02)           --
                                                             ----------   ----------    -----------
     Total Distributions  ................................      (0.01)       (0.15)        (0.06)
                                                             ----------   ----------    -----------
Net Asset Value, End of Period  ..........................    $ 11.36      $  9.95        $ 9.48
                                                             ==========   ==========    ===========
Total Return  ............................................      14.28%        6.52%        (4.73)%#
Net Assets, End of Period (thousands)  ...................    $30,018      $14,323        $7,643
Ratio of Expenses to Average Net Assets (1)  .............       0.86%(a)     0.96%(a)      0.96%*(a)
Ratio of Net Investment Income to Average Net Assets  ....       1.67%(a)     1.63%(a)      2.56%*(a)
Portfolio Turnover Rate  .................................        N/A          N/A           N/A
Average Commission Rate  .................................        N/A          N/A           N/A

------
*Annualized
#Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1996, 1995 and 1994 would have been 0.96%, 1.48% and 12.07%, respectively and the ratios of net investment income to average net assets, for the periods ended November 30, 1996, 1995 and 1994 would have been 1.57%, 1.11% and 1.46%, respectively.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   At November 30, 1996, Dimensional Investment Group Inc. (the "Fund") consisted of eleven portfolios, The DFA 6-10 Institutional Portfolio, U.S. Small Cap Value Portfolio II, U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, RWB/DFA U.S. High Book to Market Portfolio, The DFA International Value Portfolio, DFA International Value Portfolio II, DFA International Value Portfolio III, DFA One-Year Fixed Income Portfolio II, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio (the "Portfolios"). The Fund is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans, and clients of registered investment advisors. The financial statements of The DFA International Value Portfolio II (the "Portfolio") are presented herein; the financial statements for the other Portfolios are presented elsewhere.

   The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At November 30, 1996, the Portfolio owned 2% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily Net Asset Value.

   2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

   3. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

   Certain prior period amounts have been restated to conform with current period presentation.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. Effective July 1, 1996, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1%. Prior to that date, this rate was
0.20 of 1%.

   Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

   Effective July 1, 1996, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.96% of average daily net assets.

   In addition, pursuant to an agreement with certain Shareholder Service Agents, the Portfolio pays to such agents a fee at the effective annual rate of .10% of its average daily net assets.

D. INVESTMENTS:

   At November 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

     Gross Unrealized Appreciation ...................       $2,473
     Gross Unrealized Depreciation ...................           --
                                                             ------
     Net .............................................       $2,473
                                                             ======

E. LINE OF CREDIT

   In July, 1996, the Fund, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow between 25% and 33 1/3% of its net assets as determined by its investment policies, up to a maximum of $50 million per portfolio. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1996.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Dimensional Investment Group Inc.:

We have audited the accompanying statement of assets and liabilities of the Dimensional Investment Group Inc., DFA International Value Portfolio II, as of November 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., DFA International Value Portfolio II, as of November 30, 1996, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 17, 1997

                        TEH DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DFA International Value Series vs.
EAFE Index
March 1994-November 1996

The following reflects the growth of a $10,000 investment.


                      DFA International
                         Value Series              EAFE Index
                      -----------------            ----------

2/28/94                   10000                     10000
3/31/94                   9733                      9570
4/30/94                   10060.0288                9981.51
5/31/94                   10119.38297               9921.62094
6/30/94                   10238.79169               10060.52363
7/31/94                   10438.44813               10161.12887
8/31/94                   10598.15638               10404.99596
9/30/94                   10228.28073               10082.44109
10/31/94                  10657.86852               10425.24408
11/30/94                  10099.39621               9924.832368
12/31/94                  10158.98264               9984.381363
1/31/95                   9756.686931               9604.974871
2/28/95                   9736.197888               9576.159946
3/31/95                   10311.60718               10179.45802
4/30/95                   10633.32933               10566.27743
5/31/95                   10572.71935               10439.4821
6/30/95                   10462.76307               10262.0109
7/31/95                   11051.81663               10908.51759
8/31/95                   10676.05486               10493.99392
9/30/95                   10740.11119               10703.8738
10/31/95                  10536.04908               10414.86921
11/30/95                  10825.79043               10706.48555
12/31/95                  11350.84127               11145.45145
1/31/96                   11464.34968               11190.03326
2/29/96                   11536.57508               11234.79339
3/31/96                   11698.08713               11470.72405
4/30/96                   12154.31253               11803.37505
5/31/96                   12040.06199               11590.9143
6/30/96                   12083.40622               11660.45978
7/31/96                   11759.57093               11322.30645
8/31/96                   11811.31304               11344.95106
9/30/96                   12019.19215               11651.26474
10/31/96                  11903.80791               11534.7521
11/30/96                  12433.52736               11996.14218


Annualized                        One               From
Total Return(%)                   Year           March 1994
----------------------------------------------------------------------------
                                 14.85              8.24



* This portfolio invests in large non-U.S. high book-to-market companies with market capitalization greater than $500 million and book-to-market ratios in the upper 30% of large publicly traded international companies. Country weightings reflect the EAFE index market capitalization weight, with Japan limited to 38%.


* This portfolio's returns in fiscal 1996 reflected the performance of large, high book-to-market international companies.


Past performance is not predictive of future performance.

EAFE Index courtesy of Morgan Stanley Capital International.

                           STATEMENT OF NET ASSETS

                      THE DFA INTERNATIONAL VALUE SERIES

                              NOVEMBER 30, 1996

                                                  Shares                 Value+
                                                -----------          -------------
JAPAN -- (34.9%)
COMMON STOCKS -- (34.9%)
  Achilles Corp.  ....................           184,000              $  630,580
  Aica Kogyo Co., Ltd.  ..............            47,000                 272,170
  Aichi Bank, Ltd.  ..................            10,100                 834,271
 #Aichi Machine Industry Co., Ltd.  ..            82,000                 525,290
  Aichi Steel Works, Ltd.  ...........           187,000                 903,779
  Aida Engineering, Ltd.  ............            84,000                 592,724
 #Aisin Seiki Co., Ltd.  .............           137,000               2,191,037
  Alps Electric Co., Ltd.  ...........           134,000               1,636,731
 #Amada Co., Ltd.  ...................           266,000               2,225,237
  Amada Metrecs Co., Ltd.  ...........            67,000                 747,715
  Amada Sonoike Co., Ltd.  ...........            81,000                 447,707
  Amano Corp  ........................            31,000                 351,406
  Ando Corp.  ........................            12,000                  51,142
 *Aoki Corp.  ........................           361,000                 932,636
  Aoki International Co., Ltd.  ......            49,000                 955,888
 #Aomori Bank, Ltd.  .................           170,000                 930,668
  Aoyama Trading Co., Ltd.  ..........            41,100               1,170,158
 #Asahi Breweries, Ltd.  .............           399,000               4,277,504
 #Asahi Denka Kogyo KK  ..............            67,000                 573,445
  Asahi Organic Chemicals Industry
   Co., Ltd. .........................            90,000                 589,192
  Asanuma Corp.  .....................            65,000                 298,155
  Ashikaga Bank, Ltd.  ...............           560,000               3,060,808
 *Asics Corp.  .......................           197,000                 495,097
  Atsugi Nylon Industrial Co., Ltd.  .           253,000                 984,877
 #Awa Bank, Ltd.  ....................           158,550               1,000,342
  Bank of Ikeda, Ltd.  ...............            13,000                 742,531
  Bank of Iwate, Ltd.  ...............            16,300                 888,049
 #Bank of Kinki, Ltd.  ...............           186,000               1,184,974
  Bank of Kyoto, Ltd.  ...............           305,400               1,623,612
  Bank of Nagoya, Ltd.  ..............           177,000               1,228,735
  Bank of Okinawa, Ltd.  .............             1,000                  37,434
*#Bank of Osaka, Ltd.  ...............           223,000                 587,873
  Bank of Saga, Ltd.  ................           161,000                 905,448
  Bank of Yokohama, Ltd.  ............            56,000                 406,467
  Bank of the Ryukyus, Ltd.  .........             1,000                  34,886
  Best Denki Co., Ltd.  ..............             3,000                  37,434
  Brother Industries, Ltd.  ..........           248,000               1,176,801
  Bunka Shutter Co., Ltd.  ...........            70,000                 460,721
 #CMK Corp.  .........................            38,000                 537,610
  CSK Corp.  .........................            56,400               1,590,896
  Calpis Food Industry Co., Ltd.  ....            70,000                 456,415
 #Canon Sales Co., Inc.  .............            59,000               1,482,777
 #Casio Computer Co., Ltd.  ..........           256,000               2,078,594
 *Central Finance Co., Ltd.  .........            98,000                 334,130
 *Central Glass Co., Ltd.  ...........           109,000                 337,153
  Chiba Bank, Ltd.  ..................           136,000               1,031,353
  Chiba Kogyo Bank, Ltd.  ............            19,400                 688,717
  Chiyoda Fire and Marine Insurance
   Co., Ltd. .........................           304,000               1,568,084
  Chudenko Corp.  ....................            56,000               1,697,715
  Chuetsu Pulp and Paper Co., Ltd.  ..           106,000                 482,496
  Chugoku Bank, Ltd.  ................           185,000               3,039,982
 #Chukyo Coca-Cola Bottling Co., Ltd.             42,000                 409,666
  Chukyo Sogo Bank, Ltd.  ............           127,000                 569,156
 #Chuo Trust and Banking Co., Ltd.  ..           213,000               2,133,743
  Citizen Watch Co., Ltd.  ...........           296,000               2,309,736
  Cleanup Corp.  .....................            45,000                 494,288

                                                  Shares                 Value+
                                                -----------          -------------
  Dai Tokyo Fire & Marine Insurance
   Co., Ltd. .........................            376,000            $ 2,279,789
  Dai-Dan Co., Ltd.  .................             42,000                487,170
  Daicel Chemical Industries, Ltd.  ..            345,000              1,640,114
 #Daido Hoxan, Inc.  .................            114,000                637,118
  Daido Steel Co., Ltd.  .............            400,000              1,574,692
  Daiei OMC, Inc.  ...................            190,000                746,309
  Daiichi Corp. Hiroshima  ...........             31,700                674,112
  Daiichi Pharmaceutical Co., Ltd.  ..             33,000                516,169
  Daikyo, Inc.  ......................            168,000                909,385
 #Daio Paper Corp.  ..................             98,750                963,203
  Daisan Bank, Ltd.  .................            130,000                624,868
  Daishi Bank, Ltd.  .................            263,000              1,266,467
  Daito Trust Construction Co., Ltd.              130,200              1,704,728
 #Daiwa Bank, Ltd.  ..................            116,000                672,759
 #Daiwa Danchi Co., Ltd.  ............            106,000                553,286
  Daiwa House Industry Co., Ltd.  ....            242,000              3,359,930
  Daiwa Securities Co., Ltd.  ........            100,000              1,080,844
 *Daiwabo Co., Ltd.  .................             92,000                331,459
  Descente, Ltd.  ....................             62,000                350,861
  Dowa Fire & Marine Insurance Co.,
   Ltd. ..............................            194,000                968,295
  Ehime Bank, Ltd.  ..................            136,000                644,148
  Eighteenth Bank, Ltd.  .............            161,000              1,259,139
  Ezaki Glico Co., Ltd.  .............            121,000              1,095,167
  Fuji Denki Reiki Co., Ltd.  ........             43,000                415,641
 #Fuji Fire & Marine Insurance Co.,
   Ltd. ..............................            164,000                726,327
  Fuji Oil Co., Ltd.  ................             81,000                615,685
  Fuji Photo Film Co., Ltd.  .........            476,000             14,932,513
  Fujisawa Pharmaceutical Co., Ltd.  .            296,000              2,627,065
  Fujita Corp.  ......................            457,000              1,445,694
 #Fujitsu, Ltd.  .....................            554,000              5,306,327
  Fukuda Corp.  ......................              9,000                 66,828
  Fukui Bank, Ltd.  ..................            256,000              1,138,278
  Fukuoka City Bank, Ltd.  ...........            182,000              1,303,427
*#Fukutoku Bank, Ltd.  ...............             27,000                 54,332
  Fuso Pharmaceutical Industries,
   Ltd. ..............................             81,000                481,872
  Futaba Corp.  ......................             16,000                663,620
 #Futaba Industrial Co., Ltd.  .......             57,000              1,016,784
  Gakken Co., Ltd.  ..................             94,000                619,508
 *Godo Steel, Ltd.  ..................            147,000                723,374
 #Gun-Ei Chemical Industry Co., Ltd.               86,000                355,940
  Gunze, Ltd.  .......................            223,000              1,250,211
*#Hanshin Electric Railway Co., Ltd.              141,000                579,859
 #Hanshin Sogo Bank, Ltd.  ...........            101,000                301,757
 *Haseko Corp.  ......................            390,000              1,199,473
  Hazama Corp.  ......................            279,000                926,731
 #Heiwado Co., Ltd.  .................             54,000                877,856
  Higo Bank, Ltd.  ...................            235,000              1,631,371
  Hiroshima Bank, Ltd.  ..............            542,000              2,991,002
  Hiroshima-Sogo Bank, Ltd.  .........            136,000                763,656
  Hitachi Cable, Ltd.  ...............             69,000                518,409
  Hitachi Koki Co., Ltd.  ............            113,000                941,336
 #Hitachi Maxell, Ltd.  ..............             94,000              1,941,125
  Hitachi Plant Engineering &
   Construction Co., Ltd. ............             22,000                144,605
 #Hitachi Transport System, Ltd.  ....            103,000                995,606
  Hitachi, Ltd.  .....................          2,599,000             24,208,618
  Hokkai Can Co., Ltd., Tokyo  .......             50,000                328,647

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                  Shares                 Value+
                                                -----------          -------------
  Hokkaido Bank, Ltd.  ...............           346,000              $  875,641
  Hokkaido Takushoku Bank, Ltd.,
   Takugin ...........................           861,000               1,891,476
  Hokuetsu Bank  .....................           183,000                 900,527
  Hokuriku Bank, Ltd.  ...............           634,000               3,320,422
 #Horiba, Ltd.  ......................             6,000                  70,650
  House Foods Corp.  .................           105,000               1,789,982
  Hyakugo Bank, Ltd.  ................           241,000               1,535,369
  Hyakujushi Bank, Ltd.  .............           296,000               1,916,977
  Inax Corp.  ........................           222,000               1,870,808
  Ines Corp.  ........................            16,000                 255,888
 #Intec, Inc.  .......................            33,000                 452,373
  Itochu Fuel Corp.  .................           109,000                 769,130
  Itoham Foods, Inc.  ................           209,000               1,316,810
  Izumi Co., Ltd.  ...................            20,000                 304,042
  Izumiya Co., Ltd.  .................           105,000               1,688,489
  Japan Airport Terminal Co., Ltd.  ..             4,000                  56,942
 #Japan Pulp and Paper Co., Ltd.  ....           131,000                 678,023
 *Japan Steel Works, Ltd.  ...........            81,000                 213,533
  Japan Synthetic Rubber Co., Ltd.  ..            65,000                 432,953
  Japan Vilene Co., Ltd.  ............            16,000                  83,374
  Japan Wool Textile Co., Ltd.  ......            42,000                 356,151
  Joshin Denki Co., Ltd.  ............            51,000                 636,380
  Juroku Bank, Ltd.  .................           317,000               1,629,569
  Kagawa Bank, Ltd.  .................            72,650                 612,865
  Kagoshima Bank, Ltd.  ..............           193,000               1,382,206
  Kandenko Co., Ltd.  ................            30,000                 287,346
  Kaneka Corp.  ......................           319,000               1,892,135
  Kansai Paint Co., Ltd., Osaka  .....            18,000                  81,933
  Kanto Auto Works, Ltd., Yokosuka  ..            59,000                 447,944
 #Kanto Natural Gas Development Co.,
   Ltd. ..............................            17,000                 135,492
 #Kasumi Co., Ltd.  ..................            44,000                 345,272
  Katokichi Co., Ltd.  ...............            51,000               1,039,719
 *Kawasho Corp.  .....................            90,000                 318,717
  Keiyo Bank, Ltd.  ..................           275,000               1,353,251
  Keiyo Co., Ltd.  ...................            44,000                 483,304
  Kikkoman Corp.  ....................            35,000                 262,961
  Kinden Corp.  ......................            67,000                 930,228
  Kinseki, Ltd.  .....................            25,000                 320,738
  Kitano Construction Corp.  .........            43,000                 232,381
  Kitz Corp.  ........................           129,000                 541,845
 #Kiyo Bank, Ltd.  ...................           269,000               1,134,622
  Koa Fire & Marine Insurance Co.,
   Ltd. ..............................            45,000                 247,935
  Koito Manufacturing Co., Ltd.  .....           146,000               1,057,153
  Kokusai Securities Co., Ltd.  ......           152,000               1,803,163
 #Komatsu Forklift Co., Ltd., Tochigi             81,000                 513,190
  Komatsu, Ltd.  .....................           919,000               7,744,473
  Komori Corp.  ......................            71,000               1,522,320
  Konica Corp.  ......................            66,000                 469,772
  Koyo Seiko Co., Ltd.  ..............            37,000                 341,388
  Kumagai Gumi Co., Ltd.  ............           625,000               1,768,453
  Kurabo Industries, Ltd.  ...........           249,000                 787,698
  Kureha Chemical Industry Co., Ltd.             204,000                 950,088
  Kurimoto, Ltd.  ....................           128,000               1,203,515
  Kyudenko Corp.  ....................            74,000                 793,322
 #Lintec Corp.  ......................            33,000                 507,469
 #Long Term Credit Bank of Japan,
   Ltd. ..............................           548,000               3,467,135
 #Maeda Corp.  .......................           169,000               1,315,764
 #Makita Corp.  ......................           148,000               1,976,801
  Marubeni Corp.  ....................           445,000               2,013,840
  Marudai Food Co., Ltd.  ............           120,000                 689,631
  Maruetsu, Inc.  ....................           137,000               1,000,413

                                                  Shares                 Value+
                                                -----------          -------------
  Maruichi Steel Tube, Ltd.  .........             89,000            $ 1,454,657
  Marusan Securities Co., Ltd.  ......             30,000                249,121
 #Maruzen Showa Unyu Co., Ltd.  ......             81,000                385,070
 #Matsushita Electric Industrial Co.,
   Ltd. ..............................          1,567,000             27,126,450
 #Matsushita Electric Works, Ltd.  ...            286,000              2,663,972
  Matsushita Refrigeration Co.  ......             81,000                511,766
 #Matsushita Seiko Co., Ltd.  ........            133,000                939,649
 *Mazda Motor Corp.  .................            660,000              2,818,629
  Meija Seika Kaisha, Ltd. Tokyo  ....            148,000                880,457
  Michinoku Bank, Ltd.  ..............            140,000              1,002,636
 #Mitsubishi Gas Chemical Co., Inc.  .            461,000              1,750,018
 #Mitsubishi Oil Co., Ltd.  ..........             85,000                563,928
 #Mitsui Construction Co., Ltd.  .....            167,000                550,308
  Mitsui Fudosan Co., Ltd.  ..........            332,000              3,938,489
 #Mitsui Petrochemical Industries,
   Ltd. ..............................            288,000              1,652,583
  Mitsui Trust & Banking Co., Ltd.  ..             81,000                775,835
  Mitsuuroko Co., Ltd.  ..............             61,000                428,286
  Miyazaki Bank, Ltd.  ...............            101,000                576,889
 #Mizuno Corp.  ......................            124,000                967,592
  Mori Seiki Co., Ltd.  ..............             88,000              1,268,190
  Musashino Bank, Ltd.  ..............             21,700                949,613
  NHK Spring Co., Ltd.  ..............            222,000                891,511
  NOK Corp.  .........................            149,000              1,073,638
  Nagase & Co., Ltd.  ................            140,000              1,190,861
  Naigai Co., Ltd.  ..................             12,000                 49,666
  Nakayama Steel Works, Ltd.  ........            117,000                608,647
  Nanto Bank, Ltd.  ..................            248,000              1,699,824
  Nichicon Corp.  ....................             76,000                908,260
  Nichiei Construction Co., Ltd.  ....             55,000                399,692
  Nichimen Corp.  ....................            388,000              1,568,366
  Nifco, Inc.  .......................             55,000                604,130
 #Nihon Cement Co., Ltd.  ............            293,000              1,815,158
  Nihon Kohden Corp.  ................             21,000                168,295
  Nihon Nohyaku Co., Ltd.  ...........              7,000                 43,181
  Nippon Beet Sugar Manufacturing
   Co., Ltd. .........................            118,000                519,490
  Nippon Chemi-Con Corp.  ............            112,000                653,497
 #Nippon Credit Bank, Ltd.  ..........          1,599,000              4,074,780
  Nippon Densetsu Kogyo Co., Ltd.  ...             62,000                610,193
  Nippon Flour Mills Co., Ltd.  ......             21,000                109,429
  Nippon Hodo Co., Ltd.  .............            108,000              1,290,685
  Nippon Meat Packers, Inc., Osaka  ..            209,000              2,736,467
  Nippon Metal Industry Co., Ltd.  ...            148,000                552,724
  Nippon Oil Co., Ltd.  ..............          1,137,000              6,424,350
 #Nippon Paint Co., Ltd., Osaka  .....            245,000              1,005,404
  Nippon Road Co., Ltd.  .............             90,000                555,975
  Nippon Sanso Corp.  ................            267,000              1,058,146
  Nippon Sheet Glass Co., Ltd.  ......            403,000              1,660,870
  Nippon Shinpan Co., Ltd., Tokyo  ...            286,000              1,791,898
  Nippon Shinyaku Co., Ltd.  .........             62,000                550,264
 *Nippon Suisan Kaisha, Ltd.  ........             49,000                183,858
  Nippon Synthetic Chemical Industry
   Co., Ltd. .........................             87,000                418,946
  Nippon Yakin Kogyo Co., Ltd.  ......            141,000                477,021
  Nishi-Nippon Bank, Ltd.  ...........             23,540                145,005
  Nissan Shatai Co., Ltd.  ...........            158,000                819,156
  Nissei Sangyo Co., Ltd.  ...........             77,000              1,014,938
  Nisshin Oil Mills, Ltd.  ...........            135,000                982,250
 #Nisshin Steel Co., Ltd.  ...........            940,000              2,882,777
 #Nisshinbo Industries, Inc.  ........            218,000              1,915,641
  Nissin Food Products Co., Ltd.  ....             24,000                533,568
  Nittetsu Mining Co., Ltd.  .........             77,000                663,093
 *Nitto Boseki Co., Ltd.  ............             43,000                130,738

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                  Shares                 Value+
                                                -----------          -------------
 #Nitto Denko Corp.  .................            116,000             $1,661,511
  Noritz Corp.  ......................             55,000                749,121
  North Pacific Bank, Ltd.  ..........            125,000                673,330
  Ogaki Kyoritsu Bank, Ltd.  .........             50,000                302,285
  Oita Bank, Ltd.  ...................            133,000              1,007,434
  Okamura Corp.  .....................             44,000                329,807
  Okumura Corp.  .....................            229,000              1,493,128
  Okura Industrial Co., Ltd.  ........             18,000                106,766
  Olympus Optical Co., Ltd.  .........            244,000              2,294,200
  Omron Corp.  .......................             24,000                457,645
  Optec Dai-Ichi Denko Co., Ltd.  ....            103,000                398,243
 #Parco Co., Ltd.  ...................             49,000                452,109
  Pioneer Electronic Corp.  ..........            166,000              3,573,814
 #Q.P. Corp.  ........................            146,000              1,308,612
 #Rengo Co., Ltd.  ...................            177,000              1,108,972
 *Renown, Inc.  ......................            256,000                722,109
 *Rhythm Watch Co., Ltd.  ............            135,000                473,330
  Royal Co., Ltd.  ...................             39,000                736,819
  Ryosan Co., Ltd.  ..................             37,000                868,102
  Ryoyo Electro Corp.  ...............             29,000                527,504
 #SXL Corp.  .........................             77,000                616,406
  Sakai Chemical Industry Co., Ltd.  .             97,000                495,228
  San-In Godo Bank, Ltd.  ............            163,000              1,231,810
  Sanki Engineering Co., Ltd.  .......             78,000                815,641
  Sankyo Aluminum Industry Co., Ltd.              235,000              1,067,619
*#Sankyo Seiki Manufacturing Co.,
   Ltd. ..............................             75,000                475,176
  Sanyo Electric Co., Ltd.  ..........          1,804,000              8,449,315
  Sanyo Shokai, Ltd.  ................             77,000                470,255
  Sanyo Special Steel Co., Ltd.  .....            178,000                594,376
  Seino Transportation Co., Ltd.  ....            141,000              1,870,914
 *Seiren Co., Ltd.  ..................              8,000                 46,397
  Seiyo Food Systems, Inc.  ..........             73,000                667,135
  Sekisui House, Ltd.  ...............            655,000              7,021,968
  Sekisui Jushi Co., Ltd.  ...........             44,000                514,236
 #Sekisui Plastics Co., Ltd.  ........             82,000                403,515
  Senko Co., Ltd.  ...................            107,000                543,462
  Senshukai Co., Ltd.  ...............             44,000                537,434
 *Settsu Corp.  ......................            202,000                498,787
  Shiga Bank, Ltd.  ..................            220,000              1,194,728
  Shimizu Bank, Ltd.  ................              8,900                574,042
  Shinagawa Fuel Co., Ltd.  ..........             76,000                547,627
  Shinmaywa Industries, Ltd.  ........            107,000                893,234
  Shinwa Bank, Ltd.  .................            149,000                818,322
  Shionogi & Co., Ltd.  ..............            324,000              2,539,613
 #Shiseido Co., Ltd.  ................            364,000              4,382,074
*#Shokusan Jutaku Sogo Co., Ltd.  ....            116,000                305,800
  Showa Electric Wire & Cable Co.,
   Ltd., Kawasaki ....................             47,000                216,415
 #Showa Sangyo Co., Ltd.  ............            168,000                745,518
  Sintokogio, Ltd., Nagoya  ..........             56,000                469,455
  Snow Brand Milk Products Co., Ltd.              294,000              1,831,687
 #Stanley Electric Co., Ltd.  ........            187,000              1,142,047
  Star Micronics Co., Ltd.  ..........             42,000                299,315
  Sumisho Computer Systems Corp.  ....             20,000                284,710
 #Sumitomo Corp.  ....................            774,000              6,563,357
  Sumitomo Metal Industries, Ltd.,
   Osaka .............................            177,000                471,274
  Sumitomo Realty & Development Co.,
   Ltd. ..............................            375,000              2,603,251
  Sumitomo Warehouse Co., Ltd.  ......             10,000                 57,381
  Sun Wave Corp.  ....................             46,000                537,610
  Suruga Bank, Ltd.  .................            246,000              1,523,989

                                                  Shares                 Value+
                                                -----------          -------------
  Suzuki Motor Corp.  ................            50,000             $   522,847
 *Suzutan Co., Ltd.  .................             2,000                   8,137
 *TEC Corp.  .........................           239,000               1,058,489
 #TOC Co., Ltd.  .....................            52,000                 502,636
  Tadano, Ltd.  ......................            22,000                 182,882
  Taihei Dengyo Kaisha, Ltd.  ........            33,000                 353,779
  Taiheiyo Securities Co., Ltd.  .....            86,000                 291,705
  Taikisha, Ltd.  ....................            33,000                 495,870
  Taisei Corp.  ......................           185,000               1,029,042
 #Taisei Prefab Construction Co.,
   Ltd. ..............................            56,000                 292,302
  Taisei Rotec Corp.  ................            79,000                 432,487
 #Taiyo Yuden Co., Ltd.  .............            82,000               1,109,666
  Takiron Co., Ltd.  .................            59,000                 320,404
  Tamura Corp.  ......................            18,000                 105,975
  Tanabe Seiyaku Co., Ltd.  ..........           220,000               1,817,223
  Teijin, Ltd.  ......................           272,000               1,297,856
  Tenma Corp.  .......................            30,000                 508,787
*#Toa Steel Co., Ltd.  ...............           126,000                 455,062
  Tochigi Sogo Bank, Ltd.  ...........            62,000                 610,193
  Toda Corp.  ........................            50,000                 382,250
  Toenec Corp.  ......................            91,000                 664,508
  Toho Bank, Ltd.  ...................           203,000               1,350,360
  Tokai Rika Co., Ltd.  ..............            67,000                 568,146
  Tokico, Ltd.  ......................           116,000                 454,622
  Toko, Inc.  ........................            78,000                 438,664
  Tokushu Paper Manufacturing Co.,
   Ltd. ..............................            39,000                 317,689
  Tokuyama Corp.  ....................            48,000                 277,540
  Tokyo Broadcasting System, Inc.  ...           137,000               2,227,153
 *Tokyo Securities Co., Ltd.  ........           118,000                 448,981
 #Tokyo Sowa Bank, Ltd.  .............           199,000                 996,749
  Tokyo Steel Manufacturing Co., Ltd.            142,000               2,096,309
  Tokyo Style Co., Ltd.  .............            94,000               1,387,698
 *Tokyo Tatemono Co., Ltd.  ..........           211,000                 967,856
 *Tokyo Tekko Co., Ltd.  .............             9,000                  41,283
  Tokyo Tomin Bank, Ltd.  ............            26,800               1,398,875
 #Tokyu Car Corp.  ...................           104,000                 466,081
 #Tokyu Construction Co., Ltd.  ......           211,000                 732,381
  Tokyu Department Store Co., Ltd.  ..            34,000                 182,847
 #Tokyu Store Chain Corp.  ...........            63,000                 476,652
 #Tomoku Co., Ltd.  ..................            81,000                 423,506
 #Tonami Transportation Co., Ltd.  ...            91,000                 518,972
  Topcon Corp.  ......................             9,000                  71,573
  Toshiba Engineering & Construction
   Co., Ltd. .........................            67,000                 558,726
  Toshoku, Ltd.  .....................            94,000                 467,522
  Tostem Viva Corp.  .................            54,000                 354,464
  Towa Bank, Ltd.  ...................           102,000                 653,409
  Toyo Engineering Corp.  ............           162,000                 868,366
  Toyo Information System Co., Ltd.  .            32,000                 362,742
 #Toyo Ink Manufacturing Co., Ltd.  ..           269,000               1,257,540
 #Toyo Kanetsu K.K.  .................           128,000                 517,399
  Toyo Kohan Co., Ltd.  ..............            62,000                 452,197
  Toyo Seikan Kaisha, Ltd  ...........            55,000               1,744,728
  Toyo Suisan Kaisha, Ltd.  ..........           105,000               1,051,845
 #Toyo Tire & Rubber Co., Ltd.  ......            33,000                 126,432
  Toyo Trust & Banking Co., Ltd.  ....           715,000               6,176,142
 #Toyoda Machine Works, Ltd.  ........           118,000               1,027,575
 #Toyota Auto Body Co., Ltd.  ........            86,000                 876,626
  Toyota Motor Corp.  ................           400,000              10,931,459
  Toyota Tsusho Corp.  ...............           232,000               1,396,485
  Tsubaki Nakashima Co., Ltd.  .......            36,000                 341,652
  Tsutsunaka Plastic Industry Co.,
   Ltd. ..............................            37,000                 295,220

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                  Shares                 Value+
                                                -----------          -------------
  Unisia Jecs Corp.  .................            130,000            $    684,271
  Victor Co. of Japan, Ltd.  .........            234,000               2,446,924
 #Wacoal Corp.  ......................            141,000               1,709,842
  Yakult Honsha Co., Ltd.  ...........            162,000               1,779,438
 #Yamagata Bank, Ltd.  ...............            140,000                 761,511
  Yamaguchi Bank, Ltd.  ..............            133,000               1,986,819
  Yamaichi Securities Co., Ltd.  .....          1,118,000               5,904,374
  Yamamura Glass Co., Ltd.  ..........            109,000                 511,476
  Yamatake Honeywell Co., Ltd.  ......             50,000                 812,830
 #Yamato Kogyo Co., Ltd.  ............             96,000                 953,251
  Yasuda Trust & Banking Co., Ltd.  ..          1,020,000               4,813,181
 #Yodogawa Steel Works, Ltd.  ........            200,000               1,207,381
  Yokogawa Bridge Corp.  .............             35,000                 369,069
  Yokogawa Electric Corp.  ...........            238,000               2,133,216
  Yokohama Reito Co., Ltd.  ..........             40,000                 449,912
  Yurtec Corp.  ......................             57,200                 799,192
                                                                     -------------
TOTAL COMMON STOCKS
   (Cost $516,051,132) ...............                                473,563,262
                                                                     -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $435,623)  ......                                    430,337
                                                                     -------------
TOTAL -- JAPAN
   (Cost $516,486,755) ...............                                473,993,599
                                                                     -------------
UNITED KINGDOM -- (19.5%)
COMMON STOCKS -- (19.3%)
  ASDA Group P.L.C.  .................          1,435,300               2,859,096
  Abbey National P.L.C.  .............            805,600               9,452,411
  Anglian Water P.L.C.  ..............            170,300               1,670,411
  Argyll Group P.L.C.  ...............            672,577               4,398,042
  Arjo Wiggins Appleton P.L.C.  ......            521,500               1,407,010
  Associated British Foods P.L.C.  ...            571,200               4,239,226
  Associated British Ports Holdings
   P.L.C. ............................            244,400               1,131,854
  BAA P.L.C.  ........................            663,960               5,496,875
  BICC P.L.C.  .......................            134,750                 637,639
  Bank of Scotland (Governor and
   Company of the) ...................              1,550                   7,634
  Barclays P.L.C.  ...................            981,055              16,928,560
  Barratt Developments P.L.C.  .......             93,000                 362,693
  Bass P.L.C.  .......................            564,700               7,442,204
  Beazer Homes P.L.C.  ...............            101,257                 291,064
  Berkeley Group P.L.C.  .............             58,112                 595,398
  British Gas P.L.C.  ................          2,818,900              10,377,470
  British Land Co. P.L.C.  ...........            275,946               2,242,788
  British Petroleum Co. P.L.C.  ......              6,667                  77,162
  British Steel P.L.C.  ..............          1,292,200               3,611,263
  British Telecommunications P.L.C.  .          3,087,096              19,641,911
  British Vita P.L.C.  ...............            134,000                 482,044
  Brixton Estate P.L.C.  .............            142,200                 458,953
  Bryant Group P.L.C.  ...............            224,555                 507,707
  Burford Holdings P.L.C.  ...........            171,000                 390,933
  Burton Group P.L.C.  ...............            460,700               1,151,975
  Calor Group P.L.C.  ................             63,000                 313,473
  Camas P.L.C.  ......................             37,100                  41,785
  Capital Shopping Centres P.L.C.  ...            235,407               1,292,023
  Chelsfield P.L.C.  .................            194,800                 866,129
  Christies International P.L.C.  ....             61,000                 253,276
  Coats Viyella P.L.C.  ..............            445,250               1,002,943
 *Columbus Group P.L.C.  .............             37,347                   9,574
  Commercial Union P.L.C.  ...........            436,934               4,847,608
  Courtaulds Textiles P.L.C.  ........             63,150                 263,796
  Delta P.L.C.  ......................             90,000                 549,939
  English China Clays P.L.C.  ........            184,387                 556,368
  First Leisure Corp. P.L.C.  ........             16,900                  98,579
  General Accident P.L.C.  ...........            305,900               3,766,646

                                                  Shares                 Value+
                                                -----------          -------------
  Grand Metropolitan P.L.C.  .........             10,120            $    79,190
 *Grantchester Holdings P.L.C.  ......             13,153                 27,417
  Great Portland Estates P.L.C.  .....            197,275                635,051
  Great Universal Stores P.L.C.  .....            643,500              7,420,623
  Greenalls Group P.L.C.  ............            106,446              1,074,509
  Greene King P.L.C.  ................             59,000                667,971
  Guardian Royal Exchange P.L.C.  ....            574,138              2,586,538
  Hambros P.L.C.  ....................            107,954                439,159
  Harrisons & Crosfield P.L.C..  .....            433,000                949,874
  Highland Distilleries Co. P.L.C.  ..            106,000                601,378
  Hillsdown Holdings P.L.C.  .........            452,044              1,363,995
  House of Fraser P.L.C.  ............            140,000                376,544
  ICI (Imperial Chemical Industries
   P.L.C.) ...........................            559,900              7,270,707
  Iceland Group P.L.C.  ..............            153,000                205,754
  Kwik Save Group P.L.C.  ............             94,551                475,231
  Ladbroke Group P.L.C.  .............            742,213              2,557,703
  Laird Group P.L.C.  ................             62,400                439,508
  Lasmo P.L.C.  ......................            613,035              2,267,126
  Lex Service P.L.C.  ................             84,933                480,429
  London Electricity P.L.C.  .........            106,088              1,152,037
  Lonrho P.L.C.  .....................            498,030              1,126,018
  Marley P.L.C.  .....................            211,318                463,569
  Meyer International P.L.C.  ........             77,743                481,578
  Mirror Group P.L.C.  ...............            255,000                990,193
  National Grid Group P.L.C.  ........             36,720                120,984
  National Power P.L.C.  .............            113,000                877,583
  National Westminster Bank P.L.C.  ..          1,115,244             12,963,725
  North West Water Group P.L.C.  .....            329,907              3,277,530
  Northern Electric P.L.C.  ..........             60,000                594,065
  Peel Holdings P.L.C.  ..............             32,500                232,188
  Persimmon P.L.C.  ..................            162,000                559,622
  Pilkington P.L.C.  .................            662,136              1,652,880
  Powell Duffryn P.L.C.  .............             47,037                336,439
  Powergen P.L.C.  ...................            426,853              4,165,319
  Racal Electronics P.L.C.  ..........            173,300                801,123
  Redland P.L.C.  ....................            324,705              2,019,568
  RJB Mining  ........................             64,000                564,816
  Rolls-Royce P.L.C.  ................            305,473              1,317,128
  Royal & Sun Alliance Insurance
   Group, Inc. P.L.C. ................            912,179              6,877,177
  Rugby Group P.L.C.  ................            396,000                639,049
  Sainsbury (J.) P.L.C.  .............            729,394              4,604,048
  Scottish & Newcastle P.L.C.  .......             47,600                511,300
  Scottish Hydro-Electric P.L.C.  ....            244,000              1,279,712
  Scottish Power P.L.C.  .............            101,169                573,970
  Sears P.L.C.  ......................            968,300              1,513,772
  Severn Trent P.L.C.  ...............            240,845              2,651,836
  Shell Transport & Trading Co.
   P.L.C. ............................          1,919,015             31,903,797
  Slough Estates P.L.C.  .............            238,300              1,045,520
  South West Water P.L.C.  ...........             80,253                782,451
  Stakis P.L.C.  .....................            296,033                450,356
  T & N P.L.C.  ......................            323,397              1,027,461
  Tarmac P.L.C.  .....................            574,116                854,104
  Taylor Woodrow P.L.C.  .............            233,719                589,322
  Tesco P.L.C.  ......................          1,370,531              7,833,133
  Thames Water P.L.C.  ...............            255,396              2,479,327
  Transport Development Group P.L.C.               49,200                144,321
  Unilever P.L.C.  ...................            517,500             12,196,243
  United Biscuits Holdings P.L.C.  ...            338,741              1,215,719
  Vaux Group P.L.C.  .................             83,553                353,941
  Welsh Water P.L.C.  ................             90,166              1,123,127
  Wessex Water P.L.C.  ...............            133,963                790,423

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                  Shares                 Value+
                                                -----------          -------------
  Whitbread P.L.C.  ..................           306,600             $  3,950,500
  Wilson (Connolly) Holdings P.L.C. ..           113,000                  282,080
  Wilson Bowden P.L.C.  ..............            84,200                  633,392
  Wimpey (George) P.L.C.  ............           221,750                  467,816
  Wolverhampton & Dudley Breweries
   P.L.C. ............................            38,700                  394,557
  Yorkshire Water P.L.C.  ............           128,436                1,475,683
                                                                     -------------
TOTAL COMMON STOCKS
   (Cost $211,133,083) ...............                                261,983,671
                                                                     -------------
INVESTMENT IN CURRENCY -- (0.2%)
 *British Pound Sterling
   (Cost $2,618,075) .................                                  2,673,375
                                                                     -------------
PREFERRED STOCK -- (0.0%)
  Hyder P.L.C. (Cost $111,389)  ......            76,860                  138,569
                                                                     -------------
RIGHTS/WARRANTS -- (0.0%)
 *Capital Shopping Centres P.L.C.
   Rights 12/03/96 ...................           117,703                    1,731
 *Stakis P.L.C. Rights 12/11/96  .....           169,161                   20,616
                                                                     -------------
TOTAL RIGHTS/WARRANTS
   (Cost $0) .........................                                     22,347
                                                                     -------------
TOTAL -- UNITED KINGDOM
   (Cost $213,862,547) ...............                                264,817,962
                                                                     -------------
GERMANY -- (7.7%)
COMMON STOCKS -- (7.7%)
 *AGIV AG fuer Industrie &
   Verkehrswesen .....................            34,600                  446,996
 *Ava Allgemeine Handelsgesellschaft
   der Verbraucher AG, Bielefeld .....             2,300                  625,708
 #BASF AG  ...........................           475,500               17,605,724
 #BHF Bank  ..........................            74,700                1,810,983
  BMW (Bayerische Motorenwerke AG),
   Muenchen ..........................             3,836                2,489,093
  Badenwerk AG  ......................             3,552                1,329,486
  Bankgesellschaft Berlin AG  ........           141,000                2,317,117
 #Bayer AG  ..........................           174,500                7,028,835
 #Bayerische Hypotheken und
   Wechselbank AG ....................           224,800                7,059,291
 #Bayerische Vereinsbank AG  .........           200,550                8,412,267
  Berliner Kraft & Licht Bewag AG
   Series A ..........................             6,450                1,759,740
  Bilfinger & Berger Bau AG,
   Mannheim ..........................            28,000                1,051,481
 #Commerzbank AG  ....................           310,250                7,632,574
 #Continental AG  ....................            83,100                1,438,633
  DBV Holding AG  ....................             2,300                  751,448
 *Deutsche Babcock AG, Oberhausen  ...             2,500                   68,337
 #Deutsche Bank AG  ..................           107,000                5,104,523
  Deutsche Hypothekenbank
   Frankfurt AG ......................               300                  175,724
  Deutsche Lufthansa AG  .............            48,000                  618,549
  Deutsche Pfandbrief und
   Hypothekenbank AG .................            31,100                1,355,729
 #Dresdner Bank AG, Frankfurt  .......           394,600               11,723,716
  Dyckerhoff AG  .....................               525                  175,967
  GEA AG  ............................             1,700                  517,800
  Heidelberger Zement AG,
   Heidelberg ........................             9,000                  656,622
  Hochtief AG  .......................            43,500                1,726,977
 *Holzmann (Philipp) AG  .............             3,700                  898,210
  Karstadt AG  .......................             1,750                  608,770
 #Man AG, Muenchen  ..................             9,500                2,241,295
  Preussag AG  .......................             3,050                  716,596

                                                  Shares                 Value+
                                                -----------          -------------
 *Ruetgerswerke AG  ..................               467             $     73,036
 *Schmalbach-Lubeca AG  ..............             2,670                  588,217
 #Siemens AG  ........................            63,500                3,062,382
 #Spar Handels AG  ...................            26,000                  761,471
  Thuega AG  .........................               357                  104,556
  Thyssen Industrie AG, Essen  .......             6,700                  536,349
  Vereins & Westbank AG  .............             4,376                1,019,595
 #Volkswagen AG  .....................            24,050                9,649,740
  WCM Beteiligungs und Grundbesitz AG             49,600                  468,400
                                                                     -------------
TOTAL COMMON STOCKS
   (Cost $88,279,939) ................                                104,611,937
                                                                     -------------
INVESTMENT IN CURRENCY -- (0.0%)  ....
 *German Marks (Cost $2,387)  ........                                      2,352
                                                                     -------------
TOTAL -- GERMANY
   (Cost $88,282,326) ................                                104,614,289
                                                                     -------------
FRANCE -- (7.4%)
COMMON STOCKS -- (7.4%)
  Accor SA  ..........................             5,592                  721,894
  Alcatel Alsthom Cie Generale
   d'Electricite SA ..................            82,742                7,515,085
  Au Bon Marche SA  ..................             3,670                  879,366
 #Axa SA  ............................            64,575                3,886,126
  Banque Nationale de Paris  .........            60,800                2,419,889
  Bongrain SA  .......................               763                  294,473
  Bouygues  ..........................            12,764                1,420,395
  CPR (Cie Parisienne de Reescompte)               8,300                  677,227
  Cardif SA  .........................               929                  142,348
 *Centrale du Groupe des
   Assurances Nationales SA ..........            30,900                  668,780
  Christian Dior SA  .................            21,100                3,091,649
  Ciments Vicat  .....................               800                   62,900
  Credit Commercial de France  .......            13,391                  648,134
 *Credit Foncier de France  ..........            17,100                  229,594
  Credit National  ...................             7,912                  456,141
  Dassault Aviation SA  ..............             4,200                  904,999
  ECIA (Equipements et Composants
   pour l'Industrie Automobile) ......             2,300                  324,229
  Elf Aquitaine SA  ..................           150,084               13,108,275
  Eridania Beghin-Say SA  ............            15,600                2,441,142
  Esso SA  ...........................             2,576                  277,780
  Financiere de Paribas SA Series A  .            68,172                4,683,642
  France SA  .........................             2,240                  519,134
  GTM Entrepose  .....................             7,977                  399,538
  Groupe Andre SA  ...................             3,228                  236,798
  Groupe Danone  .....................            26,100                3,859,261
  LaFarge Coppee SA  .................            51,357                3,269,693
  Labinal SA  ........................             3,200                  559,586
  Pechiney International SA  .........            26,150                  470,810
  Peugeot SA  ........................            27,550                3,387,684
  Rallye SA  .........................            14,220                  571,959
  Rhone-Poulenc SA Series A  .........           163,380                5,282,234
  Rue Imperiale de Lyon  .............               310                  283,815
  Saint Louis (SLB)  .................             4,300                1,094,560
  Saint-Gobain  ......................            47,348                6,783,433
  Societe Centrale d'Investissements                 100                   13,312
  Societe Centrale des Assurances
   Generales de France SA ............            73,600                2,445,815
  Societe Generale Paris  ............            50,307                5,492,241
  Sommer-Allibert SA  ................            11,000                  313,925
  Sophia SA  .........................             7,700                  279,772
  Suez SA  ...........................            89,657                3,867,220

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                  Shares                 Value+
                                                -----------          -------------
  Thomson CSF  .......................            64,203             $  2,072,056
  Total SA Series B  .................           110,983                8,987,476
  UAP SA  ............................           186,397                4,966,064
                                                                     -------------
TOTAL COMMON STOCKS
   (Cost $91,651,604) ................                                100,010,454
                                                                     -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *French Francs (Cost $278,371)  .....                                    275,094
                                                                     -------------
TOTAL -- FRANCE
   (Cost $91,929,975) ................                                100,285,548
                                                                     -------------
SWITZERLAND -- (6.1%)
COMMON STOCKS -- (6.1%)
  Ascom Holding AG, Bern  ............               600                  640,061
  Baloise Holding, Basel  ............             3,219                7,189,018
  Banque Cantonale Vaudois  ..........             5,795                1,552,153
  Bobst SA, Prilly  ..................             1,912                2,633,952
  CS Holding, Zuerich (Namen)  .......           152,128               16,199,355
  Danzas Holding AG, Basel  ..........             1,452                1,671,527
  EGL (Elektrizitaets-Gesellschaft
   Laufenberg) AG, Laufenberg ........             3,173                  696,453
  Fischer (Georg) AG, Schaffhausen  ..               890                  892,732
  Fischer (Georg) AG, Schaffhausen  ..             1,017                  193,566
  Forbo Holding AG, Eglisau (Namen)  .             6,081                2,473,469
 *Grands Magasins Jelmoli SA,
   Zuerich ...........................               500                  274,367
  Julius Baer Holding AG, Zuerich  ...             1,916                2,058,634
 *Oerlikon-Buehrle Holding AG,
   Zuerich ...........................            35,681                3,683,112
  Pargesa Holding SA, Geneve  ........             1,935                2,175,576
  Rieter Holding AG, Winterthur  .....             6,897                1,984,939
  SBG (Schweizerische
   Bankgesellschaft) .................             1,678                1,581,415
  SBV (Schweizerischer Bankverein)
   (Namen) ...........................            82,332               16,270,522
  SIG (Schweizerische Industrie
   Gesellschaft Holding AG),
   Neuhausen am Rheinfall ............               840                2,024,252
 *Saurer AG, Arbon  ..................             6,027                2,618,021
  Schindler Holding AG, Hergiswil  ...             1,179                1,177,190
  Schindler Holding AG, Hergiswil
   (Participating) ...................                95                   99,812
  Schweizerische Bankgesellschaft SBG              1,975                  378,175
  Schweizerische National
   Versicherungs Gesellschaft, Basel .               981                1,904,781
  Sig Schweizerische Industrie
   Gesellschaft Holding AG ...........             1,233                1,495,119
 *Societe International Pirelli SA,
   Basel .............................             4,100                  569,532
  Sulzer AG, Winterthur  .............             9,924                5,712,203
  Sulzer AG, Winterthur
   (Participating) ...................               175                   91,865
 *Swissair Schweizerische Luftverkehr
   AG, Zuerich .......................             6,438                4,891,497
 *Von Roll AG, Gerlafingen  ..........            15,045                  262,104
                                                                     -------------
TOTAL COMMON STOCKS
   (Cost $79,719,998) ................                                 83,395,402
                                                                     -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs (Cost $605)  ..........                                        590
                                                                     -------------
TOTAL -- SWITZERLAND
   (Cost $79,720,603) ................                                 83,395,992
                                                                     -------------
NETHERLANDS -- (4.7%)
COMMON STOCKS -- (4.7%)
  ABN Amro Holding NV  ...............           264,757               17,153,919

                                                  Shares                 Value+
                                                -----------          -------------
  Akzo Nobel NV  .....................              2,900            $   385,041
  Bijenkorf Beheer KBB NV,
   Amsterdam .........................             10,285                751,688
  DSM NV  ............................             30,500              2,954,466
  Fortis Amev NV  ....................            138,270              4,611,673
  Gist-Brocades NV  ..................             11,712                360,735
  Hollandsche Beton Groep NV  ........              2,952                559,921
  Ing Groep NV  ......................            596,807             20,909,016
  KLM Royal Dutch Airlines NV  .......             75,607              1,951,573
 #Koninklijke Hoogovens NV  ..........             27,500              1,060,760
  Koninklijke KNP BT  ................             86,000              1,960,441
  Nationale Investeringsbank NV
   Series A ..........................              8,074                693,128
  Nedlloyd Groep NV, Rotterdam  ......             17,100                434,443
  Pakhoed NV  ........................             26,728                812,382
  Philips Electronics NV  ............            149,900              6,060,342
  Royal Dutch Petroleum Co., Den Haag                 400                 67,471
  Stad Rotterdam  ....................             39,030              1,539,466
  Stork NV  ..........................             25,575                850,028
                                                                     -------------
TOTAL COMMON STOCKS
   (Cost $44,380,116) ................                                63,116,493
                                                                     -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Netherlands Guilder (Cost $11,369)                                      11,250
                                                                     -------------
RIGHTS/WARRANTS -- (0.0%)
 *Stad Rotterdam Rights 01/10/97
   (Cost $0) .........................             39,030                      0
                                                                     -------------
TOTAL -- NETHERLANDS
   (Cost $44,391,485) ................                                63,127,743
                                                                     -------------
HONG KONG -- (4.6%)
COMMON STOCKS -- (4.6%)
  Allied Properties (Hong Kong), Ltd.           1,778,000                280,598
 #Amoy Properties, Ltd.  .............          2,451,000              3,424,203
  CDL Hotels International, Ltd.  ....          1,201,616                617,867
  Century City International
   Holdings, Ltd. ....................          1,482,646                517,838
  Chinese Estates Holdings, Ltd.  ....          1,831,653              2,120,599
  Consolidated Electric Power Asia,
   Ltd. ..............................            420,800                990,694
 *Evergo China Holdings, Ltd.  .......            285,279                 53,878
 #Great Eagle Holdings, Ltd.  ........            447,680              1,858,939
  HKR International, Ltd.  ...........            979,440              1,450,694
  Hang Lung Development Co., Ltd.  ...          1,321,000              2,947,707
 #Hong Kong & Shanghai Hotels, Ltd.  .          1,119,624              2,230,413
  Hopewell Holdings, Ltd.  ...........          4,292,000              2,831,537
  Hysan Development Co., Ltd.  .......          1,007,000              3,849,279
  Lai Sun Development Co., Ltd.  .....            774,800              1,177,660
  Lai Sun Garment (International),
   Ltd. ..............................             71,000                113,887
  Miramar Hotel & Investment Co.,
   Ltd. ..............................            565,000              1,107,270
  New World Development Co., Ltd.  ...          1,240,739              8,386,083
 *Orient Telecom & Technology
   Holdings, Ltd. ....................            117,800                 43,429
  Paliburg Holdings, Ltd.  ...........          1,768,500              1,498,438
  Realty Development Corp., Ltd.
   Series A ..........................            204,000                876,114
 #Regal Hotels International
   Holdings, Ltd. ....................          3,771,816              1,244,180
  Semi-Tech (Global) Co., Ltd.  ......            350,818                610,375
  Sino Hotels (Holdings), Ltd.  ......            543,653                268,996
 #Sino Land Co., Ltd.  ...............          2,585,200              3,293,994
 #Stelux Holdings International, Ltd.             451,552                107,478
  Tai Cheung Holdings, Ltd.  .........            571,000                550,281

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                  Shares                 Value+
                                                -----------          -------------
 #Tsim Sha Tsui Properties, Ltd.  ....          1,224,000            $ 2,216,674
  Wharf Holdings, Ltd.  ..............          2,142,000             11,083,371
  Wheelock and Co., Ltd.  ............          1,975,000              5,799,431
                                                                     -------------
TOTAL COMMON STOCKS
   (Cost $43,619,997) ................                                61,551,907
                                                                     -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $210,371) ...................                                   210,344
                                                                     -------------
RIGHTS/WARRANTS -- (0.0%)
 *Hong Kong & Shanghai Hotels, Ltd.
   Warrants 12/10/98 (Cost $0) .......             86,124                  5,069
                                                                     -------------
TOTAL -- HONG KONG
   (Cost $43,830,368) ................                                61,767,320
                                                                     -------------
AUSTRALIA -- (3.3%)
COMMON STOCKS -- (3.3%)
 #Australia and New Zealand Banking
   Group, Ltd. .......................            521,054              3,426,171
  Australian National Industries,
   Ltd. ..............................            381,934                395,225
 #Boral, Ltd.  .......................            600,440              1,570,462
  Burns, Philp & Co., Ltd.  ..........            249,443                436,981
 #CSR, Ltd.  .........................            508,054              1,664,136
 #Caltex Australia, Ltd.  ............            121,480                439,481
  Coles Myer, Ltd.  ..................             89,760                335,698
 #Commonwealth Bank of Australia  ....            315,795              3,082,584
 #Email, Ltd.  .......................            143,654                412,015
  Energy Resources of Australia, Ltd.
   Series A ..........................             84,525                399,453
  Fosters Brewing Group, Ltd.  .......            853,236              1,592,053
 #Gio Australia Holdings, Ltd.  ......            307,433                841,671
  Goodman Fielder, Ltd.  .............            615,866                782,823
 #Hardie (James) Industries, Ltd.  ...            266,410                753,239
  MIM Holdings, Ltd.  ................            816,440              1,164,167
 #National Australia Bank, Ltd  ......            732,984              9,137,739
  News Corp., Ltd.  ..................          1,011,349              5,389,291
  Pacific Dunlop, Ltd.  ..............            506,319              1,163,392
 #Pacific Magazines and Printing,
   Ltd. ..............................            104,970                290,802
  Pasminco, Ltd.  ....................             75,500                125,496
  Pioneer International, Ltd.  .......            385,982              1,069,298
  Publishing and Broadcasting, Ltd.  .            165,625                780,021
 #Santos, Ltd.  ......................            261,045              1,063,502
  Southcorp Holdings, Ltd.  ..........            237,026                780,243
 #St. George Bank, Ltd.  .............             64,170                448,613
  Stockland Trust Group Units  .......            141,647                376,251
*#TNT, Ltd.  .........................            258,188                509,101
  Weston (George) Foods, Ltd.  .......             37,020                233,771
 #Westpac Banking Corp.  .............            939,489              5,626,416
                                                                     -------------
TOTAL COMMON STOCKS
   (Cost $35,005,388) ................                                44,290,095
                                                                     -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar (Cost $18,094)  ..                                    18,765
                                                                     -------------
TOTAL -- AUSTRALIA
   (Cost $35,023,482) ................                                44,308,860
                                                                     -------------
ITALY -- (3.0%)
COMMON STOCKS -- (2.9%)
 #Banca Commerciale Italiana SpA  ....          2,435,000              4,475,570
 #Banca Toscana  .....................            400,000                737,851
*#Banca di Roma  .....................          4,571,000              4,200,787
  Banco Ambrosiano Veneto SpA  .......            349,000                777,607
*#Banco di Napoli  ...................            335,000                129,814

                                                  Shares                 Value+
                                                -----------          -------------
 *CIR SpA (Cie Industriale Riunite),
   Torino ............................            885,000            $   506,132
 *Campart SpA  .......................             27,740                 11,023
 #Cartiere Burgo SpA  ................            172,000                824,463
  Cia Assicuratrice Unipol SpA  ......            106,036                332,305
 #Credito Italiano  ..................          3,030,000              3,325,488
 #Fiat SpA  ..........................          2,101,000              6,153,673
 *Finmeccanica SpA  ..................          1,395,000                681,590
 #Ifil Finanziaria Partecipazioni
   SpA, Torino .......................            499,000              1,468,132
 #Istituto Bancario San Paolo Torino
   SpA ...............................            567,000              3,561,322
 #Istituto Mobiliare Italiano IMI SpA             222,500              1,873,413
 #Italcementi Fabbriche Riunite
   Cemento SpA, Bergamo ..............            222,000              1,299,709
 #Italmobiliare SpA, Milano  .........             14,330                225,964
 #Magneti Marelli SpA  ...............            500,000                580,165
  Milano Assicurazioni SpA  ..........             49,520                139,147
 *Olivetti (Ing C & C) SpA, Ivrea  ...          1,364,414                480,815
  Pirelli SpA  .......................            447,000                818,638
 #Telecom Italia SpA  ................          2,290,000              5,405,157
 #Toro Assicurazioni Cia Anonima
   d'Assicurazione di Torino SpA .....             82,500              1,161,818
                                                                     -------------
TOTAL COMMON STOCKS
   (Cost $40,146,822) ................                                39,170,583
                                                                     -------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Italian Lira (Cost $867,013)  ......                                   860,093
                                                                     -------------
RIGHTS/WARRANTS -- (0.0%)
 *Unipol SpA Warrants 12/31/99
   (Cost $44,553) ....................             30,296                  9,715
                                                                     -------------
TOTAL -- ITALY (Cost $41,058,388)  ...                                40,040,391
                                                                     -------------
SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)
 *Celsius Industrier AB Series B  ....             24,200                319,014
 *Diligentia AB  .....................             50,770                812,955
  Electrolux AB Series B  ............              8,900                521,658
  Foereningsbanken AB Series A  ......            187,200                878,350
  Gullspangs Kraft AB Series B  ......             10,700                176,912
  Kinnevik Industrifoervaltnings AB
   Series A ..........................              3,200                 86,751
  Kinnevik Industrifoervaltnings AB
   Series B ..........................             11,500                322,038
  Marieberg Tidnings AB Series A  ....             24,000                622,030
  Mo Och Domsjoe AB Series A  ........              2,000                 54,517
  Mo Och Domsjoe AB Series B  ........             59,400              1,623,579
  NCC AB Series A  ...................             45,400                628,912
  NCC AB Series B  ...................             69,900                999,538
 *Naeckebro AB  ......................             21,630                389,846
  SSAB Swedish Steel Series A  .......             90,200              1,477,918
  SSAB Swedish Steel Series B  .......             33,300                543,137
  Skandinaviska Enskilda Banken
   Series A ..........................            496,200              4,619,424
  Skandinaviska Enskilda Banken
   Series C ..........................             23,700                202,987
  Stadshypotek AB Series A  ..........             15,200                452,819
  Stora Kopparbergs Bergslags AB
   Series A ..........................            259,100              3,550,637
  Stora Kopparbergs Bergslags AB
   Series B ..........................             57,600                780,755
  Svenka Cellulosa AB Series B  ......            161,400              3,461,920
  Svenska Cellulosa AB Series A  .....             57,000              1,226,856
  Svenska Handelsbanken Series A  ....            200,300              5,489,715
  Svenska Handelsbanken Series B  ....             20,000                527,296

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                  Shares                 Value+
                                                -----------          -------------
  Svenska Kullagerfabriken AB
   Series A ..........................             14,600            $   303,374
  Svenska Kullagerfabriken AB
   Series B ..........................              5,500                116,742
  Sydkraft AB Series C  ..............              8,800                174,335
  Trelleborg AB Series B  ............            101,400              1,329,143
  Trelleborg AB Series C  ............              5,000                 70,008
  Volvo AB Series A  .................             51,600              1,129,843
  Volvo AB Series B  .................            104,400              2,293,737
                                                                     -------------
TOTAL COMMON STOCKS
   (Cost $25,851,387) ................                                35,186,746
                                                                     -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona (Cost $35,454)  ......                                    35,646
                                                                     -------------
TOTAL -- SWEDEN
   (Cost $25,886,841) ................                                35,222,392
                                                                     -------------
SPAIN -- (2.3%)
COMMON STOCKS -- (2.3%)
  Autopistas del Mare Nostrum SA  ....             43,300                668,468
  Banco Central Hispanoamericano SA  .            110,500              2,750,772
  Banco Pastor SA  ...................              5,700                334,388
  Dragados y Construcciones SA  ......             37,289                518,103
  Ebro Agricolas Compania de
   Alimentacion SA ...................             38,300                532,150
  Fabricacion de Automoviles Renault
   de Espana SA ......................              9,146                180,025
  Fuerzas Electricas de Cataluna SA
   Series A ..........................            140,700              1,124,080
  GESA (Gas y Electricidad SA)  ......              8,900                501,505
  Iberdrola SA  ......................            626,700              7,232,084
  Metrovacesa (Inmobiliaria
   Metropolitana Vasco Central) ......             11,000                395,677
  Sevillana de Electricidad  .........            200,600              1,881,351
 #Telefonica de Espana SA  ...........            577,700             12,664,361
  Union Electrica Fenosa SA  .........            195,500              1,472,852
  Uralita SA  ........................             24,500                181,552
  Vallehermoso SA  ...................             27,900                580,398
                                                                     -------------
TOTAL COMMON STOCKS
   (Cost $21,435,506) ................                                31,017,766
                                                                     -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Spanish Peseta (Cost $34,291)  .....                                    33,406
                                                                     -------------
TOTAL -- SPAIN (Cost $21,469,797)  ...                                31,051,172
                                                                     -------------
SINGAPORE -- (1.4%)
COMMON STOCKS -- (1.4%)
 *Creative Technology, Ltd.  .........            138,650                825,180
  First Capital Corp., Ltd.  .........            444,000              1,265,859
  Hotel Properties, Ltd.  ............            716,000              1,183,977
  Industrial & Commercial Bank, Ltd.               13,000                 47,719
  Natsteel, Ltd.  ....................            595,000              1,238,346
  Neptune Orient Lines, Ltd.  ........          1,329,000              1,146,180
  Shangri-La Hotel, Ltd.  ............            242,000                862,438
  Singapore Airlines, Ltd. (Foreign)               40,000                376,336
  Singapore Land, Ltd.  ..............            632,000              3,626,230
  Straits Steamship Land, Ltd.  ......            750,000              2,394,868
  Straits Trading Co., Ltd.  .........            552,000              1,353,443
  Tuan Sing Holdings, Ltd.  ..........          1,179,000                441,180
  United Industrial Corp., Ltd.  .....          2,487,000              2,127,156
  United Overseas Land, Ltd.  ........            936,000              1,481,055
                                                                     -------------
TOTAL COMMON STOCKS
   (Cost $19,255,421) ................                                18,369,967
                                                                     -------------

                                                  Shares                 Value+
                                                -----------          -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars (Cost $51,346)  ..                           $       51,539
                                                                     -------------
TOTAL -- SINGAPORE
   (Cost $19,306,767) ................                               18,421,506
                                                                     -------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
 #Banque Bruxelles Lambert  ..........            15,400              3,249,274
  Banque Bruxelles Lambert
   (Precompte Reduit) ................               128                 26,886
  CMB (Cie Martime Belge)  ...........             7,500                569,725
  Cofinimmo SA  ......................             4,150                466,646
  Electrafina SA  ....................             8,000                740,366
  Generale de Banque SA  .............               630                    338
  Generale de Banque SA  .............             6,930              2,462,492
  Glaverbel SA  ......................             7,022                827,292
  Glaverbel SA VVPR  .................                22                      1
  Groupe Bruxelles Lambert SA,
   Bruxelles .........................             6,300                799,937
  Nationale a Portefeuille  ..........             4,700                287,997
  Powerfin SA  .......................            10,150              1,602,969
  Societe Generale de Belgique SA  ...            19,080              1,449,381
  Sofina SA  .........................               500                292,956
  Solvay SA  .........................             3,500              2,147,426
 *Union Miniere SA  ..................            20,400              1,388,566
                                                                     -------------
TOTAL COMMON STOCKS
   (Cost $14,401,716) ................                               16,312,252
                                                                     -------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Belgian Francs (Cost $452,499)  ....                                  446,307
                                                                     -------------
TOTAL -- BELGIUM
   (Cost $14,854,215) ................                               16,758,559
                                                                     -------------
                                                   Face
                                                 Amount
                                                -----------
                                                  (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
  Repurchase Agreement, PNC
   Securities Corp. 5.45%, 12/02/96
   (Collateralized by U.S. Treasury
   Bills 4.93%, 01/16/97)
   (Cost $15,310,000) ................           $15,310             15,310,000
                                                                     -------------
TOTAL INVESTMENTS -- (99.7%) (Cost
   $1,251,413,549) ...................                            1,353,115,333
                                                                     -------------
OTHER ASSETS AND LIABILITIES --
   (0.3%)
Other Assets  ........................                                7,078,597
Payable for Investment Securities
   Purchased .........................                               (2,984,540)
Other Liabilities  ...................                                 (357,664)
                                                                     -------------
                                                                      3,736,393
                                                                     -------------
NET ASSETS -- (100.0%) Applicable to
   115,124,686 Outstanding $.01 Par
   Value Shares (Unlimited Number of
   Shares Authorized) ................                           $1,356,851,726
                                                                     =============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE ........                           $        11.79
                                                                     =============

+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                      THE DFA INTERNATIONAL VALUE SERIES

                           STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1996

                            (AMOUNTS IN THOUSANDS)

Investment Income
   Dividends (Net of Foreign Taxes Withheld of $2,119) ....................   $ 25,231
   Interest ...............................................................      1,492
   Income From Securities Lending .........................................        815
                                                                              ---------
   Total Investment Income  ...............................................     27,538
                                                                              ---------
Expenses
   Investment Advisory Services ...........................................      2,124
   Accounting & Transfer Agent Fees .......................................        690
   Custodian's Fee ........................................................        871
   Legal Fees .............................................................         16
   Audit Fees .............................................................         28
   Shareholders' Reports ..................................................         20
   Trustees' Fees and Expenses ............................................         10
   Other ..................................................................         54
                                                                              ---------
    Total Expenses ........................................................      3,813
                                                                              ---------
   Net Investment Income ..................................................     23,725
                                                                              ---------
Net Realized and Unrealized Gain (Loss) on Investments and Foreign
   Currency
Net Realized Gain on Investment Securities  ...............................     27,321
Net Realized Loss on Foreign Currency Transactions  .......................        (82)
Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency .............................     80,434
                                                                              ---------
   Translation of Foreign Currency Denominated Amounts ....................          9
   Net Gain on Investment Securities and Foreign Currency .................    107,682
                                                                              ---------
Net Increase in Net Assets Resulting from Operations  .....................   $131,407
                                                                              =========

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                      THE DFA INTERNATIONAL VALUE SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            Year          Year
                                                           Ended         Ended
                                                          Nov. 30,      Nov. 30,
                                                            1996          1995
                                                        ------------   ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ............................    $   23,725     $ 10,034
   Net Realized Gain on Investment Securities .......        27,321        5,849
   Net Realized Loss on Foreign Currency Transactions           (82)         (10)
   Change in Unrealized Appreciation (Depreciation)
     of:
     Investment Securities and Foreign Currency  ....        80,434       17,388
     Translation of Foreign Currency Denominated
        Amounts .....................................             9          (27)
                                                        ------------   ----------
        Net Increase in Net Assets Resulting from
          Operations  ...............................       131,407       33,234
                                                        ------------   ----------
Distributions From:
        Net Investment Income .......................       (23,445)      (9,950)
        Net Realized Gains ..........................        (4,744)      (1,200)
                                                        ------------   ----------
        Total Distributions  ........................       (28,189)     (11,150)
                                                        ------------   ----------
Capital Share Transactions (1):
   Shares Issued ....................................     1,084,901      315,270
   Shares Issued in Lieu of Cash Distributions ......        28,189       11,150
   Shares Redeemed ..................................      (468,842)     (87,499)
                                                        ------------   ----------
        Net Increase From Capital Share Transactions        644,248      238,921
                                                        ------------   ----------
Total Increase  .....................................       744,466      261,005
   Net Assets
   Beginning of Period ..............................       609,386      348,381
                                                        ------------   ----------
   End of Period ....................................    $1,356,852     $609,386
                                                        ============   ==========
(1) Shares Issued and Redeemed:
   Shares Issued ....................................        95,652       30,947
   Shares Issued in Lieu of Cash Distributions ......         2,494        1,069
   Shares Redeemed ..................................       (40,798)      (8,862)
                                                        ------------   ----------
                                                             57,348       23,154
                                                        ============   ==========

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                      THE DFA INTERNATIONAL VALUE SERIES

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             Year          Year        Feb. 15
                                                            Ended         Ended           to
                                                           Nov. 30,      Nov. 30,      Nov. 30,
                                                             1996          1995          1994
                                                         ------------   ----------    -----------
Net Asset Value, Beginning of Period  ................    $    10.55     $  10.06      $  10.00
                                                         ------------   ----------    -----------
Income from Investment Operations
   Net Investment Income .............................          0.23         0.20          0.13
   Net Gains (Losses) on Securities (Realized and
     Unrealized)  ....................................          1.32         0.52          0.07
                                                         ------------   ----------    -----------
     Total from Investment Operations  ...............          1.55         0.72          0.20
                                                         ------------   ----------    -----------
Less Distributions
   Net Investment Income .............................         (0.23)       (0.21)        (0.13)
   Net Realized Gains ................................         (0.08)       (0.02)        (0.01)
                                                         ------------   ----------    -----------
     Total Distributions  ............................         (0.31)       (0.23)        (0.14)
                                                         ------------   ----------    -----------
Net Asset Value, End of Period  ......................    $    11.79     $  10.55      $  10.06
                                                         ============   ==========    ===========
Total Return  ........................................         14.85%        7.20%         1.99%#
Net Assets, End of Period (thousands)  ...............    $1,356,852     $609,386      $348,381
Ratio of Expenses to Average Net Assets  .............          0.36%        0.42%         0.45%*(a)
Ratio of Net Investment Income to Average Net Assets            2.23%        2.14%         1.84%*(a)
Portfolio Turnover Rate  .............................         12.23%        9.75%         1.90%*
Average Commission Rate (1)  .........................    $   0.0112          N/A           N/A

------
*Annualized

#Non-Annualized

(a) Had certain waivers not been in effect the ratio of expenses to average net assets for the period ended November 30, 1994 would have been .48%, and the ratio of net investment income to average net assets for the period ended November 30, 1994 would have been 1.81%.

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1996, The Trust consisted of fifteen investment portfolios: The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The DFA International Value Series, The Emerging Markets Series, The DFA One-Year Fixed Income Series, The DFA Two-Year Corporate Fixed Income Series, The DFA Two-Year Government Series and The DFA Two-Year Global Fixed Income Series. These financial statements relate solely to The DFA International Value Series (the "Series").

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. Security Valuation: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

   2. Foreign Currency Translation: Securities, other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   3. Federal Income Taxes: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

   4. Repurchase Agreements: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 29, 1996.

   5. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

   6. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1996, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1%.

   Certain officers of the Series are also officers, directors and shareholders of the Advisor.

   Beginning December 1, 1994, The DFA International Value Series began to reimburse the Advisor for previously waived fees. For the year ended November 30, 1995 this reimbursement to the Advisor amounted to $52,864. No additional previously waived fees are subject to future reimbursement as of May 31, 1996.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended November 30, 1996, the Series made the following purchases and sales of investment securities (amounts in thousands):

     Purchases ..................................       $751,137
     Sales ......................................        125,444

E. INVESTMENT TRANSACTIONS:

   At November 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

     Gross Unrealized Appreciation ..............       $175,106
     Gross Unrealized Depreciation ..............        (73,404)
                                                        --------
     Net ........................................       $101,702
                                                        ========
F. LINE OF CREDIT

   In July, 1996, the Trust, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow between 25% and 33 1/3% of its net assets as determined by its investment policies, up to a maximum of $50 million per portfolio. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the year ended November 30, 1996.

G. COMPONENTS OF NET ASSETS:

   At November 30, 1996, net assets consisted of (amounts in thousands):

Paid-In Capital  ...........................................      $1,227,618
Undistributed Net Investment Income  .......................             377
Undistributed Net Realized Gain  ...........................          27,211
Accumulated Net Realized Foreign Exchange Loss  ............             (82)
Unrealized Appreciation of Investment Securities and
  Foreign Currency .........................................         101,702
Unrealized Net Foreign Exchange Gain  ......................              26
                                                                  -----------
                                                                  $1,356,852
                                                                  ==========

H. SECURITIES LENDING

   Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers from the Series is $203,093,374 and the related collateral cash received is $216,046,202 at November 30, 1996.

                      REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

We have audited the accompanying statement of net assets of The DFA Investment Trust Company, The DFA International Value Series as of November 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The DFA International Value Series, as of November 30, 1996, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.




COOPERS & LYBRAND L.L.P.



2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 17, 1997